Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Total Assets by Segment

The following table sets forth the total assets by segment ($ in thousands):

	December 31, 2024	December 31, 2023
Multifamily	$14,451,751	$15,161,836
Industrial	2,442,951	2,820,658
Office	1,571,229	1,651,347
Other properties(1)	1,519,640	1,788,105
Investments in real estate debt	852,461	1,589,350
Other (Corporate)	153,957	102,678
Total assets	$20,991,989	$23,113,974

(1)
Other properties includes hospitality, single-family rental, self-storage, medical office and retail properties and two investments in unconsolidated real estate ventures.

Summary of Financial Results by Segment

The following table sets forth the financial results by segment for the year ended December 31, 2024 ($ in thousands):

	Multifamily	Industrial	Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$1,218,669	$183,244	$166,586	$80,792	$—	$1,649,291
Other revenue	15,133	663	212	22,486	—	38,494
Total revenues	1,233,802	183,907	166,798	103,278	—	1,687,785
Expenses:
Property operating	559,566	46,071	60,784	48,570	—	714,991
Total segment expenses	559,566	46,071	60,784	48,570	—	714,991
Loss from unconsolidated real estate ventures	—	—	—	(13,435)	—	(13,435)
Income from investments in real estate debt, net	—	—	—	—	95,755	95,755
Segment net operating income	$674,236	$137,836	$106,014	$41,273	$95,755	$1,055,114

General and administrative						(47,048)
Management fees						(105,356)
Impairment of investments in real estate						(150,392)
Depreciation and amortization						(742,220)
Net gain on dispositions of real estate						87,108
Interest expense						(641,420)
Other expense, net						(179,994)
Net loss						$(724,208)
Net loss attributable to non-controlling interests in consolidated joint ventures						3,228
Net loss attributable to non-controlling interests in Operating Partnership						36,097
Net loss attributable to stockholders						$(684,883)

The following table sets forth the financial results by segment for the year ended December 31, 2023 ($ in thousands):

	Multifamily	Industrial	Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$1,215,981	$203,419	$157,463	$119,054	$—	$1,695,917
Other revenue	10,394	4	285	47,718	—	58,401
Total revenues	1,226,375	203,423	157,748	166,772	—	1,754,318
Expenses:
Property operating	552,760	51,163	59,668	84,931	—	748,522
Total segment expenses	552,760	51,163	59,668	84,931	—	748,522
Loss from unconsolidated real estate ventures	—	—	—	(11,624)	—	(11,624)
Income from investments in real estate debt, net	—	—	—	—	123,138	123,138
Segment net operating income	$673,615	$152,260	$98,080	$70,217	$123,138	$1,117,310

General and administrative						(45,144)
Management fees						(153,411)
Impairment of investments in real estate						(188,804)
Depreciation and amortization						(811,788)
Net gain on dispositions of real estate						289,818
Interest expense						(583,476)
Loss on extinguishment of debt						(93)
Other expense, net						(299,930)
Net loss						$(675,518)
Net income attributable to non-controlling interests in consolidated joint ventures						(3,350)
Net loss attributable to non-controlling interests in Operating Partnership						29,165
Net loss attributable to stockholders						$(649,703)

The following table sets forth the financial results by segment for the year ended December 31, 2022 ($ in thousands):

	Multifamily	Industrial	Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$1,068,277	$177,998	$136,185	$138,195	$—	$1,520,655
Other revenue	11,114	42	416	47,121	—	58,693
Total revenues	1,079,391	178,040	136,601	185,316	—	1,579,348
Expenses:
Property operating	467,413	44,983	52,972	85,226	—	650,594
Total segment expenses	467,413	44,983	52,972	85,226	—	650,594
Income from unconsolidated real estate ventures	—	—	—	12,189	—	12,189
Income from investments in real estate debt	—	—	—	—	99,787	99,787
Segment net operating income	$611,978	$133,057	$83,629	$112,279	$99,787	$1,040,730

General and administrative						(44,708)
Management fees						(167,100)
Performance participation allocation						(102,348)
Depreciation and amortization						(848,943)
Interest expense						(428,853)
Loss on extinguishment of debt						(313)
Other income, net						485,608
Net loss						$(65,927)
Net income attributable to non-controlling interests in consolidated joint ventures						(1,927)
Net loss attributable to non-controlling interests in Operating Partnership						2,146
Net loss attributable to stockholders						$(65,708)